Share Capital and Reserves - Summary of Changes in Warrants (Detail) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in warrants [line items]
Beginning balance	45,885,172	15,795,422
Exercise price of warrants exercised	$ 0.242
Number of warrants expired	(19,210)	(78,251)
Ending balance	38,654,654	45,885,172
Beginning balance	$ 3,983	$ 1,329
Amount of warrants expired	0	0
Ending balance	$ 3,364	$ 3,983
Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Exercise price of warrants exercised	$ 0.080
Ending balance	2,981,476
Warrants grant date Eight October 2015 [member]
Disclosure of changes in warrants [line items]
Exercise price of warrants exercised	$ 0.310
Ending balance	4,101,680
Warrants grant date twenty eight October 2015 [member]
Disclosure of changes in warrants [line items]
Exercise price of warrants exercised	$ 0.310
Ending balance	9,548
Warrants grant date thirteen May 2016 [member]
Disclosure of changes in warrants [line items]
Exercise price of warrants exercised	$ 0.245
Ending balance	8,510,812
May Two Thousand Sixteen Issuance Of Warrants [Member] | Warrants grant date thirteen and twenty seven may two thousand sixteen [member]
Disclosure of changes in warrants [line items]
Exercise price of warrants issued		$ 0.245
Grant date		May 13 and 27, 2016
Number of warrants issued		32,432,425
Amount of warrants issued		$ 2,832
July 2016 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date		January 18, 2013
Exercise price of warrants exercised		$ 0.08
Number of warrants exercised		(55,000)
August 2016 exercise of warrants [member] | Warrants grant date One October 2013 [member]
Disclosure of changes in warrants [line items]
Grant date		October 1, 2013
Exercise price of warrants exercised		$ 0.24
Number of warrants exercised		(100,000)
Amount of warrants exercised		$ (15)
October 2016 exercise of warrants [member] | Warrants grant date One October 2013 [member]
Disclosure of changes in warrants [line items]
Grant date		October 1, 2013
Exercise price of warrants exercised		$ 0.24
Number of warrants exercised		(661,505)
Amount of warrants exercised		$ (96)
November 2016 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date		January 18, 2013
Exercise price of warrants exercised		$ 0.08
Number of warrants exercised		(422,443)
Amount of warrants exercised		$ (28)
November 2016 exercise of warrants [member] | Warrants Grant Date Twenty Fiive October Two thousand Fifteen[Member]
Disclosure of changes in warrants [line items]
Grant date		October 25, 2015
Exercise price of warrants exercised		$ 0.31
Number of warrants exercised		(460,877)
Amount of warrants exercised		$ (31)
December 2016 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date		January 18, 2013
Exercise price of warrants exercised		$ 0.08
Number of warrants exercised		(511,252)
Amount of warrants exercised		$ (7)
December 2016 exercise of warrants [member] | Warrants grant date Eighteen December 2013 [member]
Disclosure of changes in warrants [line items]
Grant date		December 18, 2013
Exercise price of warrants exercised		$ 0.24
Number of warrants exercised		(53,347)
Amount of warrants exercised		$ (1)
January 2017 Exercise of Warrants [Member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(298,066)
January 2017 Exercise of Warrants [Member] | Warrants grant date thirty January 2014 [Member]
Disclosure of changes in warrants [line items]
Grant date	January 30, 2014
Exercise price of warrants exercised	$ 0.71
Number of warrants exercised	(375,565)
Amount of warrants exercised	$ (164)
March 2017 exercise of warrants [member] | Warrants grant date Eight October 2015 [member]
Disclosure of changes in warrants [line items]
Grant date	October 8, 2015
Exercise price of warrants exercised	$ 0.31
Number of warrants exercised	(1,140,351)
Amount of warrants exercised	$ (117)
April 2017 exercise of warrants [Member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(744,198)
April 2017 exercise of warrants [Member] | Warrants grant date twenty eight October 2015 [member]
Disclosure of changes in warrants [line items]
Grant date	October 28, 2015
Exercise price of warrants exercised	$ 0.31
Number of warrants exercised	(350,877)
Amount of warrants exercised	$ (66)
May 2017 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(165,377)
May 2017 exercise of warrants [member] | Warrants grant date twenty eight October 2015 [member]
Disclosure of changes in warrants [line items]
Grant date	October 28, 2015
Exercise price of warrants exercised	$ 0.31
Number of warrants exercised	(192,982)
Amount of warrants exercised	$ (36)
June 2017 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(50,000)
July 2017 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(248,066)
July 2017 exercise of warrants [member] | Warrants grant date twenty eight October 2015 [member]
Disclosure of changes in warrants [line items]
Grant date	October 28, 2015
Exercise price of warrants exercised	$ 0.31
Number of warrants exercised	(157,894)
Amount of warrants exercised	$ (30)
August 2017 exercise of warrants [member] | Warrants grant date thirteen May 2016 [member]
Disclosure of changes in warrants [line items]
Grant date	May 13, 2016
Exercise price of warrants exercised	$ 0.245
Number of warrants exercised	(2,300,000)
Amount of warrants exercised	$ (202)
September 2017 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(951,064)
September 2017 exercise of warrants [member] | Warrants grant date Twenty Seventeen May 2016 [member]
Disclosure of changes in warrants [line items]
Grant date	May 27, 2016
Exercise price of warrants exercised	$ 0.245
Number of warrants exercised	(48,720)
Amount of warrants exercised	$ (4)
November 2017 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(133,022)
December 2017 exercise of warrants [member] | Warrants grant date Eighteen January 2013 [member]
Disclosure of changes in warrants [line items]
Grant date	January 18, 2013
Exercise price of warrants exercised	$ 0.08
Number of warrants exercised	(55,126)